Label	Element	Value
Innovator U.S. Equity Accelerated 9 Buffer ETF - July | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: 5.41 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.90%
Innovator U.S. Equity Accelerated 9 Buffer ETF - July | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: 544.20 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.00%
Innovator U.S. Equity Accelerated 9 Buffer ETF - July | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: 544.20 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.20%
Innovator U.S. Equity Accelerated 9 Buffer ETF - July | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: 495.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.80%)
Innovator U.S. Equity Accelerated 9 Buffer ETF - July | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: 577.74 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(11.60%)